Warrants	9 Months Ended
Dec. 31, 2011
Warrants [Abstract]
Warrants Disclosure [Text Block]

11.  Warrants

Warrants associated with the Round 1 financing -The Series A Warrants have a five-year term and are exercisable for an aggregate of 1,575,000 shares of our common stock at an initial per share exercise price of $0.30, subject to adjustment as set forth below.  The Series B Warrants have a five-year term and are exercisable for an aggregate of 1,575,000 shares of our common stock at an initial per share exercise price of $0.60. At the closing date of November 8, 2011 Series A warrants had a fair market value of $46,304 and Series B warrants had a fair market value of $46,304. The fair market value of the warrants was computed using the Black-Scholes pricing model with the following assumptions:

Risk-free interest rate 0.92%

Dividend yield 0%

Volatility factor 429%

Expected life (years) 5 years

On December 15, 2011, warrants associated with the Round 2 financing -The Series A Warrants have a five-year term and are exercisable for an aggregate of 1,125,000 shares of our common stock at an initial per share exercise price of $0.30, subject to adjustment as set forth below.  The Series B Warrants have a five-year term and are exercisable for an aggregate of 1,125,000 shares of our common stock at an initial per share exercise price of $0.60. At the closing date of December 15, 2011 Series A warrants had a fair market value of $33,075 and Series B warrants had a fair market value of $33,075. The fair market value of the warrants was computed using the Black-Scholes pricing model with the following assumptions:

Risk-free interest rate 0.86%

Dividend yield 0%

Volatility factor 416%

Expected life (years) 5 years

 At December 31, 2011, the warrants had a fair value of $158,758 and this fair value was included in the derivative liability balance. There was no difference in fair value from the grant date to December 31, 2011. The following assumptions were used in the Black-Sholes option pricing model at December 31, 2011.

Risk-free interest rate 0.83%

Dividend yield 0%

Volatility factor 412%

Expected life (years) 4.86 years

The weighted average exercise price is $0.45 for all outstanding warrants. The weighted average remaining contractual term for all warrants outstanding is 4.86 years. As of December 31, 2011, the outstanding warrants had an intrinsic value of zero.